UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul R. Thomson
Title:   Chief Compliance Officer
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Paul R. Thomson             Miami, FL			11-14-12
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $6,998,141
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                           FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM        COM              026874784  2837834 86545718.00 SH    Sole              83773607.00        2772111.00
ASSURED GUARANTY LTD.          COM              G0585R106      704 51700.00 SH       Sole                                   51700.00
BANK OF AMERICA CORP.          COM              060505104   902561 102215255.00 SH   Sole             89742115.00        12473140.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108      796     6.00 SH       Sole                                       6.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702    72630 823475.00 SH      Sole                160600.00         662875.00
CIT GROUP INC.                 COM              125581801   439345 11153729.00 SH    Sole              10102629.00        1051100.00
CITIGROUP INC COM              COM              172967424    10368 316870.00 SH      Sole                113870.00         203000.00
JEFFERIES GROUP INC.           COM              472319102    23657 1728050.00 SH     Sole                245500.00        1482550.00
LEUCADIA NATL CORP COM         COM              527288104   414962 18240088.00 SH    Sole              15354997.00        2885091.00
MBIA INC COM                   COM              55262c100   448629 44287170.00 SH    Sole              34874000.00        9413170.00
ORCHARD SUPPLY HARDWARE STORES COM              685691404     9023 623106.00 SH      Sole                601564.00          21542.00
SEARS HLDGS CORP COM           COM              812350106   939672 16934080.00 SH    Sole              15539073.00        1395007.00
ST JOE CO COM                  COM              790148100   494357 25351628.00 SH    Sole              23841602.00        1510026.00
WELLS FARGO & CO NEW COM       COM              949746101     6972 201900.00 SH      Sole                170500.00          31400.00
AIG WARRANTS, 45.00 STRIKE, 1  WTS              026874156   329548 24501735.00 SH    Sole              23583743.00         917992.00
BAC WARRANTS, 13.30 STRIKE, 1  WTS              060505146    34898 9886128.00 SH     Sole               8490728.00        1395400.00
GENERAL MOTORS CO, 18.33 STRIK WTS              37045V126     1922 232700.00 SH      Sole                232700.00
HARTFORD WARRANTS, 9.622 STRIK WTS              416515120     5852 524400.00 SH      Sole                524400.00
JP MORGAN WARRANTS, 42.42 STRI WTS              46634E114     7872 765000.00 SH      Sole                729700.00          35300.00
LINCOLN NATIONAL CORP., 10.715 WTS              534187117     2911 181610.00 SH      Sole                181610.00
WELLS FARGO WARRANTS, 34.01 ST WTS              949746119    13628 1377965.00 SH     Sole               1349565.00          28400.00